Property, Plant and Equipment	12 Months Ended
Jun. 30, 2020
Property, plant and equipment [abstract]
Property, Plant and Equipment
Property, Plant and Equipment

Accounting Policy

Property, plant and equipment is measured at cost, net of accumulated depreciation and any impairment losses.

Cost includes expenditures that are directly attributable to the asset acquisition. The cost of self-constructed assets includes the cost of materials, direct labor, other costs directly attributable to make the asset available for its intended use, as well as relevant borrowing costs on qualifying assets as further described below. During their construction, property, plant and equipment are classified as construction in progress (“CIP”) and are not subject to depreciation. When the asset is available for use, it is transferred from CIP to the relevant category of property, plant and equipment and depreciation commences.

Where particular parts of an asset are significant, discrete and have distinct useful lives, the Company may allocate the associated costs between the various components, which are then separately depreciated over the estimated useful lives of each respective component. Depreciation is calculated on a straight-line basis over the following estimated useful lives:

Computer software and equipment 3 years
Production equipment 2 - 4 years
Furniture and fixtures 5 years
Building and improvements 20 - 30 years

Residual values, useful lives and depreciation methods are reviewed annually for relevancy and changes are accounted for prospectively.

Gains and losses on asset disposals are determined by deducting the carrying value from the sale proceeds and are recognized in profit or loss.

The Company capitalizes borrowing costs on qualifying capital construction projects. Upon the asset becoming available for use, capitalization of borrowing costs ceases and depreciation commences on a straight-line basis over the estimated useful life of the related asset.

On July 1, 2019, the Company adopted IFRS 16: Leases (Note 2(i)(i)) which replaced IAS 17: Leases.

Impairment of property, plant and equipment

The Company assesses impairment of property, plant and equipment when an impairment indicator arises (e.g. change in use or discontinued use, obsolescence or physical damage). When the asset does not generate cash inflows that are largely independent of those from other assets or group of assets, the asset is tested at the cash generating unit (“CGU”) level. In assessing impairment, the Company compares the carrying amount of the asset or CGU to the recoverable amount, which is determined as the higher of the asset or CGU’s fair value less costs of disposal and its value-in-use. Value-in-use is assessed based on the estimated future cash flows, discounted to their present value using a pre-tax discount rate that reflects applicable market and economic conditions, the time value of money and the risks specific to the asset. An impairment loss is recognized whenever the carrying amount of the asset or CGU exceeds its recoverable amount and is recorded in the consolidated statements of comprehensive loss.

The following summarizes the carrying values of property, plant and equipment for the periods reflected:

	June 30, 2020				June 30, 2019
	Cost	Accumulated depreciation	Impairment	Net book value	Cost	Accumulated depreciation	Net book value
Owned assets
Land	31,485	—	(893)	30,592	39,532	—	39,532
Real estate	515,264	(51,867)	(82,721)	380,676	420,737	(25,682)	395,055
Construction in progress	349,274	—	(37,741)	311,533	222,884	—	222,884
Computer software & equipment	30,947	(12,687)	(108)	18,152	20,850	(5,367)	15,483
Furniture & fixtures	9,888	(3,635)	(139)	6,114	9,312	(2,847)	6,465
Production & other equipment	187,512	(46,856)	(24,216)	116,440	102,403	(17,894)	84,509
Total owned assets	1,124,370	(115,045)	(145,818)	863,507	815,718	(51,790)	763,928

Right-of-use lease assets(1)
Land	27,862	(787)	—	27,075	—	—	—
Real estate	63,548	(7,729)	(2,416)	53,403	—	—	—
Production & other equipment	5,591	(3,196)	—	2,395	2,010	(371)	1,639
Total right-of-use lease assets	97,001	(11,712)	(2,416)	82,873	2,010	(371)	1,639

Total property, plant and equipment	1,221,371	(126,757)	(148,234)	946,380	817,728	(52,161)	765,567

(1)	Effective July 1, 2019, the Company adopted IFRS 16 Leases (Note 2(i)(i)).
The following summarizes the changes in the net book values of property, plant and equipment for the periods presented:

	Balance, June 30, 2019	IFRS 16 Transition (1)	Additions	Disposals	Other (2)(3)(4)	Depreciation	Impairment	Foreign currency translation	Balance, June 30, 2020
Owned assets
Land	39,532	—	337	—	(8,347)	—	(893)	(37)	30,592
Real estate	395,055	—	32,614	(267)	69,001	(33,942)	(82,721)	936	380,676
Construction in progress	222,884	—	261,830	(2,128)	(130,522)	—	(37,741)	(2,790)	311,533
Computer software & equipment	15,483	—	9,660	(52)	142	(6,973)	(108)	—	18,152
Furniture & fixtures	6,465	—	4,594	(120)	(3,417)	(1,192)	(139)	(77)	6,114
Production & other equipment	84,509	—	30,708	(2,302)	48,715	(21,024)	(24,216)	50	116,440
Total owned assets	763,928	—	339,743	(4,869)	(24,428)	(63,131)	(145,818)	(1,918)	863,507

Right-of-use leased assets (1)
Land	—	30,936	169	—	(3,243)	(787)	—	—	27,075
Real estate	—	62,817	7,764	(1,957)	(5,230)	(7,732)	(2,416)	157	53,403
Production & other equipment	1,639	2,296	1,453	(169)	—	(2,825)	—	1	2,395
Total right-of-use lease assets	1,639	96,049	9,386	(2,126)	(8,473)	(11,344)	(2,416)	158	82,873

Total property, plant and equipment	765,567	96,049	349,129	(6,995)	(32,901)	(74,475)	(148,234)	(1,760)	946,380

(1)	Effective July 1, 2019, the Company adopted IFRS 16 Leases (Note 2(i)(i)).

(2)
Includes reclassification of construction in progress cost when associated projects are complete. Includes the $24.4 million transfer of land and real estate to assets held for sale, associated with the Exeter property, the Jamaica property and the Latin American properties (Note 11).

(3)
During the year ended June 30, 2020, the Company recorded a non-material year end correction to re-classify $34.3 million of net book value of production and other equipment which was initially classified as real estate.

(4)
As part of the Company’s restructuring activities (Note 3), management re-assessed the likelihood of executing renewal options of its existing leases which resulted in a reduction of the assessed lease term of several of the Company’s leases.

	Balance, June 30, 2018	Additions	Additions from business combinations	Disposals	Other (1)	Depreciation	Foreign currency translation	Balance, June 30, 2019
Owned assets
Land	—	20,865	18,637	—	—	—	30	39,532
Real estate	76,649	130,165	74,373	—	137,098	(23,280)	50	395,055
Construction in progress	145,659	164,213	49,913	—	(137,098)	888	(691)	222,884
Computer software & equipment	3,494	13,757	5,204	—	(2,185)	(4,792)	5	15,483
Furniture & fixtures	3,128	4,819	3,806	—	(2,746)	(2,505)	(37)	6,465
Production & other equipment	17,015	65,753	14,511	—	2,746	(15,443)	(73)	84,509
Total owned assets	245,945	399,572	166,444	—	(2,185)	(45,132)	(716)	763,928

Right-of-use leased assets
Land	—	—	—	—	—	—	—	—
Real estate	—	—	—	—	—	—	—	—
Production & other equipment	407	859	607	—	—	(234)	—	1,639
Total right-of-use lease assets	407	859	607	—	—	(234)	—	1,639

Total property, plant and equipment	246,352	400,431	167,051	—	(2,185)	(45,366)	(716)	765,567

(1)	Includes reclassifications and other adjustments.

During the year ended June 30, 2020, $22.0 million (year ended June 30, 2019 – $25.2 million) in borrowing costs were capitalized to construction in progress at a weighted average interest rate of 13% (year ended June 30, 2019 – 14%).

As of June 30, 2020, $216.0 million (June 30, 2019 – nil) of property, plant and equipment were temporarily idle as the Company continues to evaluate all capital projects and investments to prioritize core cannabis operations. Of the $216.0 million idle property, plant, and equipment, $212.1 million relates to the Aurora Sun facility and $3.9 million relates to the Nordic Sky Facility.

Depreciation relating to manufacturing equipment and production facilities for owned and right-of-use lease assets are capitalized into biological assets and inventory, and is expensed to cost of sales upon the sale of goods. During the year ended June 30, 2020, the Company recognized $74.5 million (year ended June 30, 2019 – $45.4 million) of depreciation expense of which $27.2 million (year ended June 30, 2019 – $12.2 million) was reflected in cost of sales.
Impairments

The Company reviews the carrying value of its property, plant and equipment at each reporting period for indicators of impairment. During the year ended June 30, 2020, management noted indicators of impairment at the asset specific level and at the Cash Generating Unit (“CGU”) level which are discussed below.

Asset specific impairments

During the period ended December 31, 2019, the Company halted construction of its Nordic Sky facility which is an indicator of impairment. The fair value of the Nordic Sky facility was determined based on a third-party appraisal using a fair value less cost of disposal (“FVLCD”) approach with the capitalization methodology using unobservable inputs (level 3). As a result, the Company recognized a $34.6 million impairment loss for Nordic Sky for the year ended June 30, 2020. The Nordic Sky facility, and the corresponding impairment loss, is allocated to the cannabis operating segment (Note 26).

During the year ended June 30, 2020, the Company listed its Exeter property for sale. The property was reclassified to Assets Held for Sale at the estimated $18.2 million fair value which resulted in an impairment charge of $1.4 million. The sale was completed during the year ended June 30, 2020 for net proceeds of $8.6 million (Note 11).

During the year ended June 30, 2020, the Company initiated a plan to close operations at certain production facilities (Note 1 and 3) which is an indicator of impairment. The fair value of these facilities was determined based on a third-party appraisal using FVLCD approaches including market and cost approaches. Consideration is given to information from manufacturers, historical data and industry standards which constitute both observable and unobservable inputs (level 2 and level 3). As a result, the Company recognized a $86.5 million impairment loss relating to these facilities for the year ended June 30, 2020. These production facilities, and the corresponding impairment loss, are allocated to the cannabis operating segment (Note 26).

CGU impairments

Canadian, European and Latin American Hemp CGU

The following factors were identified as impairment indicators for the Canadian Hemp CGU as at March 31, 2020:

i.
Revenue decline - Slower than anticipated launch of new products resulting in a decrease of expected sales and profitability for the Canadian Hemp CGU as compared to outcomes initially forecasted by management;

i.
Change in strategic plans - As at March 31, 2020, management was evaluating the Company’s strategy and market opportunities with respect to hemp-derived CBD, including the divestiture of certain Canadian Hemp assets (Note 26).

As a result of the above factors, management performed an impairment test as at March 31, 2020 for the Canadian Hemp CGU.

The Company’s Canadian Hemp CGU represents its operations dedicated to the cultivation and sale of hemp products within Canada. This CGU is attributed to the Company’s cannabis operating segment. The $0.2 million recoverable amount was determined using a FVLCD method by discounting the most recent expected future net cash flows attributable to the Canadian Hemp CGU. As a result, management recorded impairment losses of $9.8 million during the three and nine months ended March 31, 2020 (three and nine months ended March 31, 2019 - nil). No additional impairment was recognized for the Canadian Hemp CGU for the year ended June 30, 2020 (year ended June 30, 2019 - nil). Management allocated the impairment loss based on the relative carrying amounts of the CGU’s assets at the impairment date, with no individual asset being reduced below its recoverable amount. Management allocated $7.4 million of impairment losses to owned property, plant and equipment and $2.4 million of impairment losses to right-of-use leased assets (Note 9). The recoverable amount of owned property, plant and equipment and right-of-use leased assets within this CGU was determined based on fair value less cost to dispose using a market approach (Level 3 inputs).

During the year ended June 30, 2020, the Company recognized impairment losses within its Latin American Hemp CGU, and its European Hemp CGU, and allocated impairment losses of $15.9 million to property, plant and equipment (Note 14(a)). The property, plant, and equipment impairment losses for the Latin American Hemp CGU and the European Hemp CGU are allocated to the cannabis operating segment (Note 26).